SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Summary Of Significant Accounting Policies
SCHEDULE OF BASIC AND DILUTED NET LOSS PER SHARE

	For the three months ended March 31, 2026	For the three months ended March 31, 2025
Net loss	$(53,287)	$-
Allocation of net loss – redeemable	$(38,749)	$-
Allocation of net loss – non-redeemable	$(14,538)	$-
Weighted-average shares outstanding – redeemable	6,000,000	-
Basic and diluted net loss per share – redeemable	$(0.01)	$-
Weighted-average shares outstanding – non-redeemable	2,427,500	2,133,333
Basic and diluted net loss per share – non-redeemable	$(0.01)	$-

	For the Year Ended December 31, 2025	For the period from March 11, 2024 (inception) to December 31, 2024
Net income (loss)	$245,454	$(79,422)

	For the Year Ended December 31, 2025		For the period from March 11, 2024 (inception) to December 31, 2024
	Redeemable	Non-Redeemable	Redeemable	Non-Redeemable
Weighted-average shares outstanding	1,150,685	2,203,219	—	2,049,099
Ownership percentage	34%	66%	—	100%
Numerators:
Allocation of net income (loss)	84,212	161,242	—	(79,422)
Denominators:
Weighted-average shares outstanding	1,150,685	2,203,219	—	2,049,099
Basic and diluted net income (loss) per share	$0.07	$0.07	—	$(0.04)

SCHEDULE OF FAIR VALUE MEASUREMENTS

		Quoted	Significant	Significant
		Prices in	Other	Other
	As of	Active	Observable	Unobservable
	March 31,	Markets	Inputs	Inputs
	2026	(Level 1)	(Level 2)	(Level 3)
Assets:
Cash and investments held in Trust Account	$60,960,574	$60,960,574	$—	$—
Cash and cash equivalent	259,885	259,885	-	-

		Quoted	Significant	Significant
		Prices in	Other	Other
	As of	Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2025	(Level 1)	(Level 2)	(Level 3)
Assets:
Cash and investments held in Trust Account	$60,429,224	$60,429,224	$—	$—
Cash and cash equivalent	459,048	459,048	-	-

		Quoted	Significant	Significant
		Prices in	Other	Other
	As of	Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2025	(Level 1)	(Level 2)	(Level 3)
Assets:
Cash and investments held in Trust Account	$60,429,224	$60,429,224	$—	$—
Cash and cash equivalent	459,048	459,048	-	-

SCHEDULE OF ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION

As of March 31, 2026 and December 31, 2025, ordinary shares subject to possible redemption are reconciled as follows:

Gross Proceeds	$60,000,000
Less:
Gross proceeds allocated to Public Rights	(874,000)
Offering costs allocated to Public Shares	(1,930,704)
Add:
Remeasurement of carrying value to redemption value	3,233,928
Ordinary shares subject to possible redemption, as of December 31, 2025	$60,429,224

Plus:
Subsequent measurement of ordinary shares subject to possible redemption	531,350
Ordinary shares subject to possible redemption, as of March 31, 2026	$60,960,574